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                                                                 CIK: 0000806004

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                               September 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: General American Separate Account Eleven
    File No. 811-04901

Commissioners:

Semi-annual reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain portfolios of the JPMorgan Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000909221, File No. 811-07874.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-annual report for the Van Eck VIP Emerging Markets Fund of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.